UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04670

Deutsche Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of July 31, 2017 (Unaudited)

Deutsche Global Small Cap Fund

	Shares	Value ($)
Common Stocks 96.5%
Austria 0.9%
Lenzing AG (Cost $3,374,864)	18,351	3,280,312
Bermuda 1.1%
Lazard Ltd. "A" (Cost $2,386,799)	93,162	4,351,597
Canada 2.5%
Linamar Corp.	35,515	1,946,453
Quebecor, Inc. "B"	115,678	4,009,181
SunOpta, Inc.*	420,109	3,991,035
(Cost $7,695,312)		9,946,669
Finland 1.1%
Cramo Oyj (Cost $3,251,171)	154,329	4,421,212
France 2.1%
Altran Technologies SA	314,974	5,538,930
Criteo SA (ADR)* (a)	53,690	2,716,714
(Cost $6,645,442)		8,255,644
Germany 3.2%
M.A.X. Automation AG	131,204	1,155,421
PATRIZIA Immobilien AG*	232,065	4,199,078
Rational AG	3,039	1,910,489
United Internet AG (Registered)	89,386	5,448,424
(Cost $3,466,855)		12,713,412
Hong Kong 1.1%
Techtronic Industries Co., Ltd. (Cost $1,415,585)	999,709	4,447,673
India 1.0%
WNS Holdings Ltd. (ADR)* (Cost $3,390,414)	117,087	4,045,356
Indonesia 0.8%
PT Arwana Citramulia Tbk	29,004,463	962,171
PT Matahari Department Store Tbk	2,229,100	2,120,523
(Cost $4,291,873)		3,082,694
Ireland 3.9%
Avadel Pharmaceuticals PLC (ADR)*	453,770	4,210,986
Dalata Hotel Group PLC*	477,439	2,684,664
Greencore Group PLC	1,348,741	3,982,587
Ryanair Holdings PLC*	207,716	4,368,312
(Cost $13,491,278)		15,246,549
Israel 1.3%
Kornit Digital Ltd.* (a) (b)	118,127	2,445,229
Mellanox Technologies Ltd.* (b)	58,022	2,724,133
(Cost $4,499,287)		5,169,362
Italy 3.5%
Buzzi Unicem SpA	91,279	2,312,401
Moncler SpA	237,602	6,384,905
Prysmian SpA	156,820	5,021,659
(Cost $9,423,741)		13,718,965
Japan 9.6%
Ai Holdings Corp.	165,742	4,570,327
Anicom Holdings, Inc. (a)	112,800	2,856,706
Daikyonishikawa Corp.	301,900	4,521,175
Kura Corp.	23,700	1,193,115
Kusuri No Aoki Holdings Co., Ltd.	62,660	3,450,009
MISUMI Group, Inc.	89,102	2,211,285
Nippon Seiki Co., Ltd.	124,552	2,389,473
Optex Group Co., Ltd.	44,900	1,508,953
Syuppin Co., Ltd.	148,000	3,042,024
Topcon Corp.	118,600	2,033,235
UT Group Co., Ltd.*	314,970	5,671,146
Zenkoku Hosho Co., Ltd.	98,700	4,243,621
(Cost $21,456,241)		37,691,069
Korea 1.3%
i-SENS, Inc.	85,354	2,074,643
Vieworks Co., Ltd.	66,351	2,905,320
(Cost $6,274,301)		4,979,963
Luxembourg 0.8%
B&M European Value Retail SA (Cost $3,003,626)	649,879	3,086,822
Malaysia 0.1%
Tune Protect Group Bhd. (Cost $813,261)	1,634,262	416,056
Netherlands 1.6%
Core Laboratories NV (a) (c)	25,401	2,553,563
SBM Offshore NV	220,972	3,821,782
(Cost $5,589,467)		6,375,345
Panama 0.8%
Banco Latinoamericano de Comercio Exterior SA "E" (Cost $2,741,241)	114,909	3,023,256
Spain 1.1%
Talgo SA 144A	396,704	2,295,963
Telepizza Group SA 144A*	336,482	1,991,637
(Cost $4,476,735)		4,287,600
Sweden 1.2%
Boozt AB 144A*	67,884	657,921
Nobina AB 144A	812,983	4,007,620
(Cost $3,944,146)		4,665,541
Taiwan 0.5%
Basso Industry Corp. (Cost $1,986,898)	731,000	1,992,393
United Kingdom 7.2%
accesso Technology Group PLC*	94,724	2,043,405
Arrow Global Group PLC	534,539	3,080,271
Cardtronics PLC "A"* (b)	82,533	2,583,283
Clinigen Healthcare Ltd.*	245,967	3,251,780
Domino's Pizza Group PLC	702,111	2,467,838
Electrocomponents PLC	626,863	5,127,917
Meggitt PLC	483,259	3,207,189
Polypipe Group PLC	523,194	2,769,493
Scapa Group PLC	594,639	3,763,960
(Cost $20,534,324)		28,295,136
United States 49.8%
Advance Auto Parts, Inc.	23,411	2,622,266
Advanced Disposal Services, Inc.*	131,911	3,189,608
Affiliated Managers Group, Inc.	29,097	5,407,096
Ambarella, Inc.*	43,349	2,169,618
Atkore International Group, Inc.*	90,609	1,886,479
Belden, Inc.	55,896	4,021,158
Berry Global Group, Inc.*	62,844	3,524,292
BioScrip, Inc.* (a)	1,082,031	3,127,070
Cardiovascular Systems, Inc.*	65,391	2,063,086
Casey's General Stores, Inc.	47,211	5,039,774
Cognex Corp.	46,491	4,419,435
Commercial Metals Co.	194,761	3,622,555
Cypress Semiconductor Corp.	266,819	3,788,830
Del Taco Restaurants, Inc.*	348,955	4,567,821
Deluxe Corp.	53,803	3,884,577
Diamondback Energy, Inc.*	41,031	3,934,052
Dolby Laboratories, Inc. "A"	69,014	3,571,475
FCB Financial Holdings, Inc. "A"*	70,029	3,301,867
Five9, Inc.*	137,747	3,038,699
Fox Factory Holding Corp.*	98,005	3,768,292
Gentherm, Inc.*	119,076	3,983,092
Gibraltar Industries, Inc.*	85,194	2,543,041
Hain Celestial Group, Inc.*	62,132	2,777,922
Helen of Troy Ltd.*	47,530	4,788,648
Horizon Global Corp.*	212,685	2,964,829
Inphi Corp.* (a)	75,026	2,880,998
Integra LifeSciences Holdings Corp.*	40,008	1,986,797
Jack in the Box, Inc.	39,332	3,648,436
Kindred Healthcare, Inc.	127,165	1,138,127
Knowles Corp.*	233,539	3,538,116
Leucadia National Corp.	115,441	3,004,929
Ligand Pharmaceuticals, Inc.* (a)	19,123	2,312,162
Masonite International Corp.*	44,451	3,451,620
Matador Resources Co.*	140,985	3,420,296
Molina Healthcare, Inc.*	88,404	5,905,387
National Storage Affiliates Trust (REIT)	160,765	3,691,164
NETGEAR, Inc.*	56,374	2,700,315
Neurocrine Biosciences, Inc.*	50,172	2,409,761
Pacira Pharmaceuticals, Inc.*	70,910	2,800,945
PAREXEL International Corp.*	11,909	1,042,276
Patterson-UTI Energy, Inc.	121,274	2,345,439
Primoris Services Corp.	160,606	4,002,302
Providence Service Corp.*	67,824	3,495,649
Retrophin, Inc.*	228,250	4,619,780
Rush Enterprises, Inc. "A"*	168,649	7,273,831
Samsonite International SA	490,800	2,057,881
Sinclair Broadcast Group, Inc. "A"	118,743	4,280,685
Solaris Oilfield Infrastructure, Inc. "A"* (a)	170,706	2,227,713
South State Corp.	32,903	2,755,626
Super Micro Computer, Inc.*	104,658	2,810,067
Tenneco, Inc.	49,196	2,720,539
TiVo Corp.	132,775	2,602,390
Trinseo SA	63,851	4,488,725
TriState Capital Holdings, Inc.*	90,462	2,080,626
WABCO Holdings, Inc.*	35,234	4,847,141
Welbilt, Inc.*	265,529	5,175,160
WEX, Inc.*	29,691	3,226,818
Zions Bancorp.	67,159	3,043,646
(Cost $157,569,681)		195,990,929
Total Common Stocks (Cost $291,722,542)		379,483,555
Convertible Preferred Stock 0.2%
United States
Providence Service Corp., 5.5% (Cost $707,500)	7,075	914,357
Warrants 0.0%
France
Parrot SA, Expiration Date 12/15/2022*	50,505	15,226
Parrot SA, Expiration Date 12/22/2022*	50,505	17,842
Total Warrants (Cost $0)		33,068
Securities Lending Collateral 4.3%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.91% (d) (e) (Cost $16,765,405)	16,765,405	16,765,405
Cash Equivalents 3.3%
Deutsche Central Cash Management Government Fund, 1.07% (d) (Cost $13,170,534)	13,170,534	13,170,534
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $322,365,981) †	104.3	410,366,919
Other Assets and Liabilities, Net	(4.3)	(17,013,883)
Net Assets	100.0	393,353,036

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $325,746,288. At July 31, 2017, net unrealized appreciation for all securities based on tax cost was $84,620,631. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $101,698,182 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $17,077,551.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2017 amounted to $16,235,854, which is 4.1% of net assets.
(b)	Listed on the NASDAQ Stock Market, Inc.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

At July 31, 2017 the Deutsche Global Small Cap Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Convertible Preferred Stock & Warrants
Consumer Discretionary	78,338,286	21%
Information Technology	77,141,664	20%
Industrials	76,700,948	20%
Health Care	44,258,126	12%
Financials	37,565,297	10%
Materials	20,992,245	5%
Consumer Staples	19,241,327	5%
Energy	18,302,845	5%
Real Estate	7,890,242	2%
Total	380,430,980	100%
Sector diversification is subject to change.

 Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund's investments

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$3,280,312	$—	$—	$3,280,312
Bermuda	4,351,597	—	—	4,351,597
Canada	9,946,669	—	—	9,946,669
Finland	4,421,212	—	—	4,421,212
France	8,255,644	—	—	8,255,644
Germany	12,713,412	—	—	12,713,412
Hong Kong	4,447,673	—	—	4,447,673
India	4,045,356	—	—	4,045,356
Indonesia	3,082,694	—	—	3,082,694
Ireland	15,246,549	—	—	15,246,549
Israel	5,169,362	—	—	5,169,362
Italy	13,718,965	—	—	13,718,965
Japan	37,691,069	—	—	37,691,069
Korea	4,979,963	—	—	4,979,963
Luxembourg	3,086,822	—	—	3,086,822
Malaysia	416,056	—	—	416,056
Netherlands	6,375,345	—	—	6,375,345
Panama	3,023,256	—	—	3,023,256
Spain	4,287,600	—	—	4,287,600
Sweden	4,665,541	—	—	4,665,541
Taiwan	1,992,393	—	—	1,992,393
United Kingdom	28,295,136	—	—	28,295,136
United States	195,990,929	—	—	195,990,929
Convertible Preferred Stock	—	—	914,357	914,357
Warrants	—	—	33,068	33,068
Short-Term Investments (f)	29,935,939	—	—	29,935,939
Total	$409,419,494	$—	$947,425	$410,366,919

As a result of the fair valuation model utilized by the Fund, certain international securities transferred from Level 2 to Level 1. During the period ended July 31, 2017, the amount of the transfers between Level 2 and Level 1 was $156,942,390.

Transfers between price levels are recognized at the beginning of the reporting period.

(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Small Cap Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2017